FINANCE EXPENSES - Disclosure of finance expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 38,853	$ 34,650
Amortization of financing fees	2,040	2,638
Finance expense - deferred revenue	5,549	5,172
Accretion on PER	373	550
Finance income	(678)	(249)
Loss on settlement of long-term debt	5,798	0
Finance expenses	$ 51,935	$ 42,761